Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Total	Share capital [member]	Other reserves [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2019	¥ 29,993,848	¥ 10,823,814	¥ 4,369,391	¥ 14,670,083	¥ 29,863,288	¥ 130,560
(Loss)/profit for the year	656,398	0	0	645,072	645,072	11,326
Other comprehensive income	(11,512)	0	(11,512)	0	(11,512)	0
Total comprehensive income for the year	644,886	0	(11,512)	645,072	633,560	11,326
Dividends proposed and approved	(1,298,858)	0	0	(1,298,858)	(1,298,858)	0
Dividends paid by subsidiaries to non-controlling interests	(4,901)	0	0	0	0	(4,901)
Appropriation of safety production fund	0	0	88,460	(88,460)	0	0
Ending Balance at Dec. 31, 2020	29,334,975	10,823,814	4,446,339	13,927,837	29,197,990	136,985
(Loss)/profit for the year	2,076,606	0	0	2,073,431	2,073,431	3,175
Other comprehensive income	141,798	0	141,798	0	141,798	0
Total comprehensive income for the year	2,218,404	0	141,798	2,073,431	2,215,229	3,175
Transfer to other reserves	0	0	2,498,808	(2,498,808)	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	(88,699)	0	(88,699)	0	(88,699)	0
Dividends proposed and approved	(1,082,381)	0	0	(1,082,381)	(1,082,381)	0
Dividends paid by subsidiaries to non-controlling interests	(4,901)	0	0	0	0	(4,901)
Appropriation of safety production fund	0	0	40,729	(40,729)	0	0
Ending Balance at Dec. 31, 2021	30,377,398	10,823,814	7,038,975	12,379,350	30,242,139	135,259
(Loss)/profit for the year	(2,842,300)	0	0	(2,846,156)	(2,846,156)	3,856
Other comprehensive income	177,748	0	177,748	0	177,748	0
Total comprehensive income for the year	(2,664,552)	0	177,748	(2,846,156)	(2,668,408)	3,856
Amounts transferred from hedging reserve to initial carrying amount of hedged items	(237,979)	0	(237,979)	0	(237,979)	0
Dividends proposed and approved	(1,082,381)	0	0	(1,082,381)	(1,082,381)	0
Dividends paid by subsidiaries to non-controlling interests	(11,434)	0	0	0	0	(11,434)
Purchase of own shares	(25,689)	0	(25,689)	0	(25,689)	0
Appropriation of safety production fund	0	0	54,092	(54,092)	0	0
Ending Balance at Dec. 31, 2022	¥ 26,355,363	¥ 10,823,814	¥ 7,007,147	¥ 8,396,721	¥ 26,227,682	¥ 127,681